                               Semi-Annual Report



                                               HSBC Investor
                                               Funds

                                               April 30, 2001


 [GRAPHIC]                                     HSBC Investor Money Market Fund

                                               HSBC Investor U.S. Government
                                               Money Market Fund

                                               HSBC Investor New York Tax-Free
                                               Money Market Fund



                                  [HSBC LOGO]

                        YOUR WORLD OF FINANCIAL SERVICES

Table of Contents

HSBC Investor Funds
Semi-Annual Report - April 30, 2001


                                                                            Page
President's Message ........................................................  1

Commentary from the Investment Adviser .....................................  2

Portfolio Reviews ..........................................................  3

HSBC Investor Money Market Fund ............................................  6

HSBC Investor U.S. Government Money Market Fund ............................ 16

HSBC Investor New York Tax-Free Money Market Fund .......................... 23

Notes to Financial Statements .............................................. 34

President's Message



Dear Shareholder:

We are pleased to present you with the semi-annual reports for the HSBC Investor Family of Funds for the six-months ended April 30, 2001. The report contains the following features:

o  Commentary From the Investment Manager

o Portfolio Reviews--investment strategy, performance overview and outlook for the coming months

o Schedules of Portfolio Investments--listing of the security holdings in each fund

o Statements of Assets and Liabilities--summary of the assets and liabilities of each fund

o Statements of Operations--summary of operations and its effect on the assets of each fund

o Statements of Changes in Net Assets--summary of changes in net assets during the period

o Financial Highlights--per share summary of activity affecting net asset value per share

o  Notes to Financial Statements

Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.

Sincerely,

Walter B. Grimm

Walter B. Grimm
President
June 2001

Commentary From the Investment Manager

HSBC Asset Management (Americas) Inc.


U.S. Economic Review

Much to the market's surprise, the Federal Reserve Open Market Committee on April 18th lowered interest rates 50 basis points to a 4.50% target. They cited the stock market as the new leading indicator for the economy whereas they previously looked at consumer confidence. The latest Federal Reserve (the "Fed") easing brought interest rates down a total of 200 basis points (from a 6.50% target to 4.50%) since the beginning of the year.

The year started with the Fed reacting to slowing economic conditions by aggressively reducing rates a total of 100 basis points. The aggressiveness of the Fed became quite apparent as it decided not to wait until its regularly scheduled meeting on January 31st.

During January, we saw proof of a slowing economy as consumer confidence dropped to levels last seen in 1990 as the index declined from 125 to 114.4. Additionally, the National Association of Purchasing Managers (NAPM) Index(1) continued to show contraction as it registered its 5th consecutive month with a reading below 50.

In February, the slow-down continued with consumer confidence falling from 115.7 to 106. This decline encouraged the markets to call for yet another inter-meeting cut of 50 basis points by the Fed. However, in his testimony before Congress, Mr. Alan Greenspan acknowledged that the economy remained at near zero growth but maintained that that the economy was in better condition than it was in the fourth quarter of 2000. Greenspan was clear in his belief that the Fed was not behind the curve in easing monetary policy and the economy was not spiraling downward.

March saw mixed economic data as Gross Domestic Product for 4th quarter 2000 came in at 1.0%, the lowest pace since the second quarter of 1995 and other data such as housing, industrial production and retail sales excluding autos all fell from their prior month levels. However, on the flip side, the markets saw strength in NAPM which rose to 41.9 reversing a six month downward trend, and significant increases in personal spending and personal income.

In April, confusion reigned among fixed income investors. The first half of the month began with signs that economic activity was picking up. The NAPM Index rose for the second consecutive month for the first time since February 2000. Car sales were stronger than expected as inventories continued to be pared down. The housing market remained resilient. Capacity utilization as well as industrial production both showed increases while business inventories were being trimmed. The equity market seemed to be gaining its footing and was grinding higher.



--------------------------------------------------------------------------------
(1) The National Association of Purchasing Managers Index is based on a national survey of purchasing managers which covers such indicators as new orders, production, employment, inventories, delivery times, prices, export orders and import orders.

Portfolio Reviews

HSBC Investor Money Market Fund'D'
(Class A (Investor) Shares, B Shares, C Shares, D (Private Investor) Shares and Y (Adviser) Shares)

by Peter J. Loftus
Portfolio Manager


The HSBC Investor Money Market Fund (the "Fund") returned 2.67% for the Class A (Investor) Shares, 2.75% for the Class D (Private Investor) Shares and 2.87% for the Class Y (Adviser) Shares during the six-months ended April 30, 2001. That compares to a 2.60% return for the Fund's benchmark, the Lipper Money Market Funds Average.(1)

The Fund's annualized 7-day yield through April 30, 2001 was 4.15% for the Class A (Investor) Shares, 3.54% for the Class B Shares, 4.30% for the Class D (Private Investor) Shares and 4.55% for the Class Y (Adviser) Shares.(2)

The period was marked by a slowing economy, disappointing corporate earnings and falling interest rates. The Gross Domestic Product grew just 1% from 2000's third quarter to the fourth quarter--the slowest growth since 1995's second quarter. Also, the National Association of Purchasing Managers Index(3) fell six consecutive months through April 30, 2001 and dropped below 50, indicating a contraction in the economy.

The Fed during the period cut key short-term interest rates four times, from 6.5% to 4.5%, in an effort to jumpstart the economy. While the rate cuts spurred some positive short-term activity in the investment markets, the economy was still poised to enter a recession.

The Fund's average maturity of 67 days during the period was longer than the benchmark's 56-day average maturity. That relatively long average maturity helped the Fund to lock in higher yields as rates fell, and allowed us to avoid having to reinvest at lower yields. Commercial paper made up the majority of the Fund's portfolio (49.4% of net assets on April 30, 2001). Purchasing commercial paper securities make it easier for the Fund to structure maturities and provide the Fund with liquidity when needed. Additionally, commercial paper helps diversify the portfolio away from a narrow focus on banks and financial institutions.*

Going forward, there is still the potential for a recession. In that environment, we believe investors will likely favor money-market securities. It is likely that the Fed will cut rates further, although opinions are mixed as to the probable extent of those reductions. We will maintain a relatively long average maturity, more than 60 days. We believe that strategy will help the Fund capture high yields as rates fall.



--------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper Money Market Funds Average is an average of managed funds that invest in high-quality financial instruments rated in the top two grades, with dollar-weighted average maturities of less than 90 days.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

(3) The National Association of Purchasing Managers Index is based on a national survey of purchasing managers which covers such indicators as new orders, production, employment, inventories, delivery times, prices, export orders and import orders.

*   Portfolio composition is subject to change.

Portfolio Reviews

HSBC Investor U.S. Government Money Market Fund'D'

(Class A (Investor) Shares, B Shares, D (Private Investor) Shares and Y (Adviser) Shares)


by Peter J. Loftus
Portfolio Manager


The HSBC Investor U.S. Government Money Market Fund (the "Fund") returned 2.61% for Class A (Investor) Shares, 2.31% for Class B Shares, 2.68% for Class D (Private Investor) Shares and 2.81% for Class Y (Adviser) Shares during the six months ended April 30, 2001. That compares to a 2.61% return for the Fund's benchmark, the Lipper U.S. Government Money Market Funds Average.(1)

The Fund's annualized 7-day yield as of April 30, 2001 was 3.89% for the Class A (Investor) Shares, 3.29% for the Class B Shares, 4.04% for the Class D (Private Investor) Shares, and 4.29% for the Class Y (Adviser) Shares.(2)

Falling interest rates and strong performance characterized the period by money market securities. Weaker-than-expected economic growth prompted the Fed to cut short-term interest rates four times in an effort to spark the economy. The Fed cut rates, for a total of two percentage points. These rate cuts helped boost prices on short-term issues such as U.S. agency discount notes and U.S. Treasury bills.

In that environment, we looked for alternative ways to deliver income to shareholders. We structured the Fund using a barbell approach--investing in a combination of short-term and long-term money market issues. At the short end, we invested in short-term overnight repurchase agreements (repos) and variable rate notes tied to prime rates. We boosted the Fund's average maturity using one-year/three-month callable U.S. Agency Paper. This barbell approach allowed us to capture incremental yield on the callable issues while generating rates very close to the fed funds target on the variable rate notes and repos. The Fund's large position in repos also provided the liquidity necessary for potential investor redemptions. The Fund's average maturity at the end of the period was 25 days.*

The threat of a weakening economy still exists. Therefore, we anticipate the Fed will probably continue to cut short-term interest rates during the coming months. Money market securities should benefit further in that environment. We will maintain the Fund's barbell strategy by continuing to hold one-year/ three-month callable U.S. agency paper and variable rate notes. We will continue to look for other opportunities to increase the Fund's yield for shareholders.



--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper U.S. Government Money Market Funds Average is an average of managed funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

*   Portfolio composition is subject to change.

Portfolio Reviews

HSBC Investor New York Tax-Free Money Market Fund'D'
(Class A (Investor) Shares, B Shares, C Shares, D (Private Investor) Shares and Y (Adviser) Shares)


by Peter J. Loftus
Portfolio Manager


The HSBC Investor New York Tax-Free Money Market Fund (the "Fund") posted total returns of 1.52% for Class A (Investor) Shares, 1.60% for Class D (Private Investor) Shares, and 1.73% Class Y (Adviser) Shares during the six-months ended April 30, 2001. That compares to a total return of 1.54% for the Fund's benchmark, the Lipper N.Y. Tax-Exempt Money Market Funds Average.(1)

The Fund's annualized 7-day yield on April 30, 2001, was 3.29% for the Class A (Investor) Shares, 2.71% for the Class C Shares, 3.44% for the Class D (Private Investor) Shares and 4.55% for the Class Y (Adviser) Shares.(2)

The period was characterized by a significant economic slowdown and weakening corporate profits. The Fed cut short-term interest rates four times, for a total decrease of two percentage points, in an attempt to re-spark the economy. Yields on short-term, tax-free money market securities fell significantly in that environment, pushing their prices higher.

The Fund's average maturity began and ended the period on April 30, 2001 at 26 days. The Fund adopted this lower average maturity as the short term municipal yield curve became inverted, meaning that yields on shorter-term issues were higher than those of long-term issues. The Fund maximized its yield as the short-term municipal yield curve inverted to the point where weekly variable-rate demand notes yielded approximately 90 to 100 basis points more than one-year commercial paper. As such, we did not believe that extending the Fund's average maturity made sense.*

We increased the portfolio's weighting in pre-refunded bonds and pre-refunded notes, as the level of new issuance dropped dramatically in comparison to past years. This decrease was due to additional tax revenues, which reduced municipalities' need for new financing.*

The Fund shifted between higher yielding, floating-rate instruments and longer-term notes based upon cyclical and seasonal cash flow patterns. This strategy reflected the changing shape of the short-term yield curve and at times provided significant incremental yield.

Prices for tax-exempt money market securities have been supported by continued Fed easing, as well as by strong inflows from investors looking for increased stability. With yields as low as they currently are, the Fed likely is approaching the end of its easing cycle. Therefore, we believe that money flows into tax-exempt money market issues will not be as positive as they have been. In fact, money flows might turn negative, causing short-term yields to rise in the coming months. As such, we will remain overweighted in short-term floating-rate instruments that will keep the Fund's average maturity down to position the Portfolio to take advantage of these higher yields.


--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes. Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

(1) The Lipper N.Y. Tax-Exempt Money Market Funds Average is an average of managed funds that invest in municipal obligations of New York with dollar-weighted average maturities of less than 90 days.

(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

*   Portfolio composition is subject to change.

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR MONEY MARKET FUND                       APRIL 30, 2001 (UNAUDITED)

COMMERCIAL PAPER - 49.4%

                          SECURITY                                   MATURITY     PRINCIPAL
                        DESCRIPTION                           RATE     DATE        AMOUNT          VALUE
                        -----------                           ----   ---------   -----------   --------------
BANKING - 4.3%
Banco de Galicia (LOC Bayer Hypoveriensbank)................  4.47%    6/25/01   $20,500,000   $   20,361,255
Banco Itau SA (LOC Bayer Hypoveriensbank)...................  4.17    10/18/01     9,000,000        8,826,175
Banco Itau SA (LOC Bayer Hypoveriensbank)...................  4.18    10/23/01    11,000,000       10,781,299
Banco Nacional de Mexico....................................  4.23     8/21/01    25,000,000       24,667,888
                                                                                               --------------
                                                                                                   64,636,617
                                                                                               --------------

ELECTRICAL SERVICES - 4.9%
FPL Group Capital...........................................  4.66     5/10/01    75,000,000       74,912,813
                                                                                               --------------

FINANCE - 24.1%
Associates Corp.............................................  6.59     5/22/01     4,000,000        3,984,950
Budget Funding..............................................  4.51      5/9/01    76,000,000       75,924,001
Commerzbank.................................................  5.06      5/1/01    25,000,000       25,000,000
Eagle Funding Cap Corp......................................  4.95      5/3/01    34,192,000       34,182,654
Eagle Funding Cap Corp......................................  4.46      6/4/01    38,000,000       37,840,653
ED&F Mann Treasury Management (LOC Rabobank)................  4.51      5/4/01    23,000,000       22,991,375
ED&F Mann Treasury Management (LOC Rabobank)................  4.61     5/11/01    17,763,000       17,740,303
Ford Motor Credit Co........................................  6.52      5/7/01     3,900,000        3,895,840
Goldman Sachs Group, Inc....................................  4.70      5/1/01    29,830,000       29,830,000
Hipotecario Funding Corp. (LOC Barclays Bank)...............  4.83     6/21/01    23,250,000       23,092,871
Petrobras International Finance (LOC Barclays Bank).........  4.50      5/4/01    30,000,000       29,988,775
Transamerica Finance Corp...................................  4.62     9/21/01    62,000,000       60,889,287
                                                                                               --------------
                                                                                                  365,360,709
                                                                                               --------------

GOVERNMENTS (FOREIGN) - 3.7%
Province of British Columbia................................  4.40     7/17/01    18,700,000       18,526,012
Province of Ontario.........................................  4.40     7/16/01    37,000,000       36,660,217
                                                                                               --------------
                                                                                                   55,186,229
                                                                                               --------------

METALS - 2.0%
Hylsa SA de CV (LOC WestLB).................................  4.91     5/18/01    30,000,000       29,931,008
                                                                                               --------------

OIL & GAS - 2.7%
Deer Park Refining L.P......................................  4.52     5/24/01    25,835,000       25,760,724
Louis Dreyfus Natural Gas (LOC Dresdner Bank)...............  5.05      5/4/01    15,000,000       14,993,713
                                                                                               --------------
                                                                                                   40,754,437
                                                                                               --------------

TELECOMMUNICATIONS - 4.4%
AT&T Corp...................................................  4.58     5/11/01    67,100,000       67,014,820
                                                                                               --------------

TRANSPORTATION - 3.3%
Cosco Cayman Co. (LOC Bank of America)......................  4.91     5/15/01    35,000,000       34,933,714
TFM SA de CV (LOC West Deutsche Landesbank).................  4.54     5/11/01    15,000,000       14,981,125
                                                                                               --------------
                                                                                                   49,914,839
                                                                                               --------------
TOTAL COMMERCIAL PAPER (Amortized Cost $747,711,472)........                                      747,711,472
                                                                                               --------------

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR MONEY MARKET FUND                       APRIL 30, 2001 (UNAUDITED)

CORPORATE OBLIGATIONS - 32.8%

                          SECURITY                                   MATURITY     PRINCIPAL
                        DESCRIPTION                           RATE     DATE        AMOUNT          VALUE
                        -----------                           ----   ---------   -----------   --------------
BANKING - 6.9%
American Express Centurion Bank*............................  4.99%    5/17/01   $15,400,000   $   15,400,080
American Express Centurion Bank*............................  4.99     5/14/01    25,000,000       25,000,000
Bank of America NA*.........................................  4.65      6/6/01    15,500,000       15,499,909
Bank One NA Illinois*.......................................  4.78     6/27/01    17,800,000       17,802,279
Fleet National Bank*........................................  4.64     5/21/01    30,000,000       30,006,114
                                                                                               --------------
                                                                                                  103,708,382
                                                                                               --------------

FINANCE - 21.3%
Bear Stearns Co., Inc.*.....................................  4.38     7/26/01     6,600,000        6,600,000
Bear Stearns Co., Inc.*.....................................  5.21     2/13/02    45,000,000       45,000,000
Bear Stearns Co., Inc.*.....................................  5.19     6/15/01    15,000,000       15,000,366
CIT Group, Inc.*............................................  5.02     6/18/01    50,000,000       49,999,999
CIT Group, Inc.*............................................  4.68     7/24/01    20,000,000       20,000,000
Ford Motor Credit Co.*......................................  4.93     7/16/01    14,700,000       14,706,143
Ford Motor Credit Co.*......................................  5.40     5/29/01     8,200,000        8,204,259
Ford Motor Credit Co.*......................................  4.51     7/23/01     5,000,000        5,001,598
Ford Motor Credit Co.*......................................  5.09     6/18/01    19,325,000       19,333,027
General Motors Acceptance Corp.*............................  4.18     6/15/01    21,000,000       20,999,430
General Motors Acceptance Corp.*............................  4.27     7/29/01    25,000,000       24,997,705
Merrill Lynch & Co.*........................................  4.09     6/15/01    40,000,000       39,997,812
Sigma Finance, Inc.*........................................  4.97     5/17/01    50,000,000       49,999,999
Transamerica Finance Corp.*.................................  5.19     6/18/01     2,995,000        2,995,000
                                                                                               --------------
                                                                                                  322,835,338
                                                                                               --------------

TOBACCO - 4.6%
Philip Morris Co., Inc.*....................................  5.34      6/4/01    69,000,000       68,990,125
                                                                                               --------------
TOTAL CORPORATE OBLIGATIONS (Amortized Cost $495,533,845)...                                      495,533,845
                                                                                               --------------
CERTIFICATES OF DEPOSIT  - 8.9%

BANKING - 8.9%
Canadian Imperial Bank of Commerce..........................  4.61     4/19/02    50,000,000       49,967,190
Commerzbank AG NY...........................................  7.08     7/23/01     3,000,000        3,002,130
Commerzbank AG NY...........................................  4.61      4/2/02    50,000,000       49,991,071
Deutsche Bank...............................................  7.05      5/2/01    15,100,000       15,099,991
National Bank of Canada.....................................  7.09     7/20/01    16,520,000       16,519,146
                                                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT (Amortized Cost
 $134,579,528)..............................................                                      134,579,528
                                                                                               --------------
MUNICIPAL VARIABLE RATE DEMAND NOTES*  - 5.4%

FINANCE - 2.0%
Bell County Texas Health Facilities Revenue (MBIA
 Insured)...................................................  4.55      5/2/01     9,500,000        9,500,000
Illinois Health Facilities Revenue for Loyola University
 Health System (MBIA Insured)...............................  4.55      5/2/01     5,685,000        5,685,000
New York State Housing Financial Agency (LOC Commerzbank
 AG)........................................................  4.55      5/2/01     3,965,000        3,965,000
New York State Housing Financial Agency (LOC Bayerische
 Hypotheken)................................................  4.65      5/2/01     6,000,000        6,000,000
Rhode Island Student Loan Authority (AMBAC Insured).........  4.60      5/3/01     5,000,000        5,000,000
                                                                                               --------------
                                                                                                   30,150,000
                                                                                               --------------

GENERAL OBLIGATIONS - 0.2%
Greensboro, North Carolina..................................  4.65      5/2/01     2,540,000        2,540,000
Greensboro, North Carolina..................................  4.65      5/2/01     1,100,000        1,100,000
                                                                                               --------------
                                                                                                    3,640,000
                                                                                               --------------

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR MONEY MARKET FUND                       APRIL 30, 2001 (UNAUDITED)

MUNICIPAL VARIABLE RATE DEMAND NOTES, CONTINUED

                         SECURITY                                    MATURITY     PRINCIPAL
                        DESCRIPTION                           RATE     DATE        AMOUNT          VALUE
                        -----------                           ----   ---------   -----------   --------------
HOUSING - 1.1%
New York City Housing Development...........................  4.50%     5/2/01   $   925,000   $      925,000
New York City Housing Development...........................  4.50      5/2/01       115,000          115,000
New York City Housing Development...........................  4.50      5/2/01     5,200,000        5,200,000
New York City Housing Development...........................  4.50      5/2/01     3,220,000        3,220,000
New York City Housing Development (LOC Bayerische Hypo-Und
 Verein)....................................................  4.50      5/2/01     4,000,000        4,000,000
Texas State Taxable Veterans Housing Assistance Series A2...  4.50      5/2/01     2,500,000        2,500,000
                                                                                               --------------
                                                                                                   15,960,000
                                                                                               --------------

MEDICAL - 1.7%
Southbridge Associates LLC Mass.............................  4.55      5/2/01    24,950,000       24,950,000
                                                                                               --------------

SPECIAL PURPOSE - 0.4%
Cleveland, Ohio Airport Systems, Series E (LOC Toronto
 Dominion Bank).............................................  4.65      5/2/01     6,745,000        6,745,000
                                                                                               --------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES* (Amortized Cost
 $81,445,000)...............................................                                       81,445,000
                                                                                               --------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.9%

FEDERAL HOME LOAN BANK - 1.5%
Federal Home Loan Bank*.....................................  4.30      5/2/01    22,000,000       22,000,000
                                                                                               --------------

STUDENT LOAN MARKETING ASSOCIATION - 1.4%
Student Loan Marketing Association..........................  4.25      5/1/01    22,500,000       22,500,000
                                                                                               --------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
 (Amortized Cost $44,500,000)...............................                                       44,500,000
                                                                                               --------------

MUNICIPAL BONDS - 0.5%

GENERAL OBLIGATIONS - 0.5%
New York City, Series C.....................................  6.80      8/1/01     7,045,000        7,048,153
                                                                                               --------------
TOTAL MUNICIPAL BONDS (Amortized Cost $7,048,153)...........                                        7,048,153
                                                                                               --------------
TOTAL INVESTMENTS (Amortized Cost
 $1,510,817,998)(a) - 99.9% ...............................                                     1,510,817,998
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%...............                                           964,096
                                                                                               --------------
NET ASSETS - 100.0%........................................                                    $1,511,782,094
                                                                                               --------------
                                                                                               --------------

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

AMBAC -- American Municipal Bond Assurance Corporation
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Associations

* Variable rate investments. The rate presented represents the rate in effect at April 30, 2001. The date presented represents the next rate change date.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)
ASSETS:
Investments, at value (amortized
 cost $1,510,817,998).............               $1,510,817,998
Cash..............................                       93,046
Interest receivable...............                    7,333,934
Prepaid expenses..................                       26,003
                                                 --------------
   TOTAL ASSETS...................                1,518,270,981
LIABILITIES:
Dividends payable.................  $5,803,632
Accrued expenses and other
 liabilities:
 Investment management............     255,777
 Administration...................     103,405
 Shareholder servicing............     273,024
 Other............................      53,049
                                    ----------
   TOTAL LIABILITIES..............                    6,488,887
                                                 --------------
NET ASSETS........................               $1,511,782,094
                                                 --------------
                                                 --------------
COMPOSITION OF NET ASSETS:
Capital...........................               $1,511,781,941
Accumulated net investment
 income...........................                          153
                                                 --------------
NET ASSETS........................               $1,511,782,094
                                                 --------------
                                                 --------------
CLASS A (INVESTOR) SHARES
 Net Assets.......................               $  437,063,217
 Shares Outstanding...............                  437,062,995
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          -----
                                                          -----
CLASS B SHARES
 Net Assets.......................               $       18,440
 Shares Outstanding...............                       18,440
 Net Asset Value, Offering Price
   and Redemption Price per
   share**........................                        $1.00
                                                          -----
                                                          -----
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets.......................               $  615,248,709
 Shares Outstanding...............                  615,248,386
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          -----
                                                          -----
CLASS Y (ADVISER) SHARES
 Net Assets.......................               $  459,451,728
 Shares Outstanding...............                  459,452,120
 Net Asset Value, Offering Price
   and Redemption Price per
   share..........................                        $1.00
                                                          -----
                                                          -----

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001* (UNAUDITED)
INVESTMENT INCOME:
Interest............................               $40,379,770
EXPENSES:
Investment management...............  $1,347,168
Administration......................     530,296
Distribution:
 Class B Shares.....................          10
 Class C Shares.....................          13
Shareholder servicing:
 Class A (Investor) Shares..........     915,510
 Class B Shares.....................           4
 Class C Shares.....................           4
 Class D (Private Investor)
   Shares...........................     629,752
Accounting..........................      21,538
Custodian...........................      54,304
Transfer agent......................      23,723
Other...............................     249,175
                                      ----------
   Total expenses...................                 3,771,497
                                                   -----------
NET INVESTMENT INCOME...............                36,608,273
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.........................               $36,608,273
                                                   -----------
                                                   -----------

-----------
 * Class B Shares commenced operations on April 4, 2001.
   Class C Shares operated from March 23, 2001 to April 24, 2001.
** Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED          FOR THE
                                                                APRIL 30,           YEAR ENDED
                                                                   2001            OCTOBER 31,
                                                               (UNAUDITED)             2000
                                                              --------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $  36,608,273       $   38,295,397
                                                              --------------      --------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     36,608,273           38,295,397
                                                              --------------      --------------
DIVIDENDS:
 Net investment income:
   Class A (Investor) Shares................................    (12,187,217)         (23,309,809)
   Class B Shares(a)........................................            (51)                  --
   Class C Shares(b)........................................            (67)                  --
   Class D (Private Investor) Shares........................    (13,635,934)          (8,234,174)
   Class Y (Adviser) Shares.................................    (10,785,004)          (6,751,414)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............    (36,608,273)         (38,295,397)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........    423,556,676          740,907,333
                                                              --------------      --------------
CHANGE IN NET ASSETS........................................    423,556,676          740,907,333
NET ASSETS:
 Beginning of period........................................  1,088,225,418          347,318,085
                                                              --------------      --------------
 End of period..............................................  $1,511,782,094      $1,088,225,418
                                                              --------------      --------------
                                                              --------------      --------------

---------

 (a) Class B Shares commenced operations on April 4, 2001.

 (b) Class C Shares operated from March 23, 2001 to April 24, 2001.





                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS - CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE YEAR       FOR THE PERIOD
                                                               APRIL 30,           ENDED          NOVEMBER 13, 1998
                                                                  2001          OCTOBER 31,        TO OCTOBER 31,
                                                              (UNAUDITED)           2000               1999(a)
                                                              ------------      ------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00          $   1.00            $   1.00
                                                                --------          --------            --------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.03              0.05                0.04
 Net realized and unrealized gains from investment
   transactions.............................................          --                --                0.00*
                                                                --------          --------            --------
 Total from investment activities...........................        0.03              0.05                0.04
                                                                --------          --------            --------
DIVIDENDS:
 Net investment income......................................       (0.03)            (0.05)              (0.04)
                                                                --------          --------            --------
 Total dividends............................................       (0.03)            (0.05)              (0.04)
                                                                --------          --------            --------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00          $   1.00            $   1.00
                                                                --------          --------            --------
                                                                --------          --------            --------
TOTAL RETURN................................................        2.67%(b)          5.60%               4.42%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................    $437,063          $462,412            $226,783
Ratio of expenses to average net assets.....................        0.73%(c)          0.77%               0.67%(c)
Ratio of net investment income to average net assets........        5.32%(c)          5.53%               4.44%(c)
Ratio of expenses to average net assets.....................        0.73%(c)          0.77%(d)            0.75%(c)(d)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS - CLASS B SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE PERIOD
                                                              APRIL 4, 2001
                                                               TO APRIL 30,
                                                                 2001(a)
                                                               (UNAUDITED)
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 1.00
                                                                  ------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.00*
                                                                  ------
 Total from investment activities...........................        0.00*
                                                                  ------
DIVIDENDS:
 Net investment income......................................       (0.00)*
                                                                  ------
 Total dividends............................................       (0.00)*
                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................      $ 1.00
                                                                  ------
                                                                  ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        0.28%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................      $   18
Ratio of expenses to average net assets.....................        1.38%(c)
Ratio of net investment income to average net assets........        3.87%(c)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS - CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE PERIOD
                                                              MARCH 23, 2001
                                                               TO APRIL 30,
                                                                 2001(a)
                                                               (UNAUDITED)
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $ 1.00
                                                                  ------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.00*
                                                                  ------
 Total from investment activities...........................        0.00*
                                                                  ------
DIVIDENDS:
 Net investment income......................................       (0.00)*
                                                                  ------
 Total dividends............................................       (0.00)*
                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................      $ 1.00
                                                                  ------
                                                                  ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        2.16%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................      $    0
Ratio of expenses to average net assets.....................        1.37%(c)
Ratio of net investment income to average net assets........        3.96%(c)

---------

  * Less than $0.005 per share.
(a) Class C Shares operated from March 23, 2001 to April 24, 2001. Since April 24, 2001 no income or expenses have been allocated to the class.
(b) Not annualized.
(c) Annualized.





                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS  - CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE YEAR       FOR THE PERIOD
                                                               APRIL 30,           ENDED          NOVEMBER 12, 1998
                                                                  2001          OCTOBER 31,        TO OCTOBER 31,
                                                              (UNAUDITED)          2000                1999(a)
                                                              ------------      ------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00          $   1.00             $  1.00
                                                                --------          --------             -------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.03              0.06                0.03
 Net realized and unrealized gains from investment
   transactions.............................................          --                --                0.00*
                                                                --------          --------             -------
 Total from investment activities...........................        0.03              0.06                0.03
                                                                --------          --------             -------
DIVIDENDS:
 Net investment income......................................       (0.03)            (0.06)              (0.03)
                                                                --------          --------             -------
 Total dividends............................................       (0.03)            (0.06)              (0.03)
                                                                --------          --------             -------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00          $   1.00             $  1.00
                                                                --------          --------             -------
                                                                --------          --------             -------
TOTAL RETURN................................................        2.75%(b)          5.75%               2.69%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................    $615,249          $398,720             $46,863
Ratio of expenses to average net assets.....................        0.58%(c)          0.62%               0.59%(c)
Ratio of net investment income to average net assets........        5.41%(c)          5.78%               4.56%(c)
Ratio of expenses to average net assets.....................        0.58%(c)          0.62%               0.62%(c)(d)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.





                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS - CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE YEAR       FOR THE PERIOD
                                                               APRIL 30,           ENDED          NOVEMBER 12, 1998
                                                                  2001          OCTOBER 31,        TO OCTOBER 31,
                                                              (UNAUDITED)           2000               1999(a)
                                                              ------------      ------------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00          $   1.00             $  1.00
                                                                --------          --------             -------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.03              0.06                0.05
 Net realized and unrealized gains from investment
   transactions.............................................          --                --                0.00*
                                                                --------          --------             -------
 Total from investment activities...........................        0.03              0.06                0.05
                                                                --------          --------             -------
DIVIDENDS:
 Net investment income......................................       (0.03)            (0.06)              (0.05)
                                                                --------          --------             -------
 Total dividends............................................       (0.03)            (0.06)              (0.05)
                                                                --------          --------             -------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00          $   1.00             $  1.00
                                                                --------          --------             -------
                                                                --------          --------             -------
TOTAL RETURN................................................        2.87%(b)          6.02%               4.76%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................    $459,452          $227,093             $73,672
Ratio of expenses to average net assets.....................        0.33%(c)          0.37%               0.31%(c)
Ratio of net investment income to average net assets........        5.59%(c)          5.96%               4.77%(c)
Ratio of expenses to average net assets.....................        0.33%(c)          0.37%(d)            0.40%(c)(d)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.





                       See notes to financial statements.

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND       APRIL 30, 2001 (UNAUDITED)

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 68.1%

                                                                     MATURITY    PRINCIPAL
                                                              RATE     DATE        AMOUNT          VALUE
                                                              ----   --------   ------------   --------------
FEDERAL FARM CREDIT BANK - 6.6%
Federal Farm Credit Bank*...................................  4.48%   5/16/01   $100,000,000   $  100,019,357
Federal Farm Credit Bank*...................................  4.57    5/16/01     13,750,000       13,750,000
                                                                                               --------------
                                                                                                  113,769,357
                                                                                               --------------
FEDERAL HOME LOAN BANK - 7.5%
Federal Home Loan Bank*.....................................  4.26     5/9/01     50,000,000       50,016,953
Federal Home Loan Bank*.....................................  4.30     5/2/01     40,000,000       40,000,000
Federal Home Loan Bank......................................  4.90     2/7/02     13,000,000       13,057,430
Federal Home Loan Bank......................................  5.01    3/15/02     25,000,000       25,000,000
                                                                                               --------------
                                                                                                  128,074,383
                                                                                               --------------
FEDERAL HOME LOAN MORTGAGE CORP. - 19.6%
Federal Home Loan Mortgage Corp.............................  4.40     5/8/02    100,000,000      100,000,000
Federal Home Loan Mortgage Corp.............................  4.41     5/8/02     50,000,000       50,000,000
Federal Home Loan Mortgage Corp.*...........................  4.45    5/16/01    134,000,000      133,994,204
Federal Home Loan Mortgage Corp.............................  5.47    1/24/02     50,000,000       50,000,000
Federal Home Loan Mortgage Corp.............................  6.46    6/21/01      1,925,000        1,907,397
                                                                                               --------------
                                                                                                  335,901,601
                                                                                               --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.1%
Federal National Mortgage Association*......................  4.47    5/17/01    100,000,000      100,000,001
Federal National Mortgage Association*......................  4.48    5/17/01     88,581,000       88,581,240
Federal National Mortgage Association**.....................  6.48    5/10/01     30,000,000       29,952,900
Federal National Mortgage Association**.....................  6.50    5/17/01     25,000,000       24,930,111
Federal National Mortgage Association**.....................  6.50     5/3/01     15,000,000       14,994,750
                                                                                               --------------
                                                                                                  258,459,002
                                                                                               --------------
STUDENT LOAN MARKETING ASSOCIATION - 19.3%
Student Loan Marketing Association*.........................  4.10     5/1/01     60,000,000       60,000,001
Student Loan Marketing Association*.........................  4.17     5/1/01     10,000,000        9,997,593
Student Loan Marketing Association*.........................  4.18     5/1/01     25,000,000       24,990,838
Student Loan Marketing Association*.........................  4.19     5/1/01     15,000,000       15,000,386
Student Loan Marketing Association*.........................  4.19     5/1/01     31,500,000       31,490,747
Student Loan Marketing Association*.........................  4.19     5/8/01     15,000,000       14,998,820
Student Loan Marketing Association*.........................  4.22     5/1/01     25,000,000       24,999,660
Student Loan Marketing Association*.........................  4.24     5/1/01     29,050,000       29,047,373
Student Loan Marketing Association*.........................  4.24     5/1/01     15,650,000       15,650,478
Student Loan Marketing Association*.........................  4.24     5/1/01     10,000,000       10,000,000
Student Loan Marketing Association*.........................  4.24     5/1/01     15,000,000       14,997,971
Student Loan Marketing Association*.........................  4.24     5/1/01     25,000,000       24,996,719
Student Loan Marketing Association*.........................  4.24     5/8/01      5,000,000        4,999,555
Student Loan Marketing Association*.........................  4.30     5/1/01     25,000,000       25,000,000
Student Loan Marketing Association*.........................  4.42     5/8/01     25,000,000       25,005,606
                                                                                               --------------
                                                                                                  331,175,747
                                                                                               --------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
 (Amortized Cost $1,167,380,090)............................................................    1,167,380,090
                                                                                               --------------
REPURCHASE AGREEMENTS - 40.6%

Goldman, Sachs & Co., 4.60%, purchased on 4/30/01, due
 5/1/01, maturity value $250,031,944 (collaterized by
 various U.S. Government Agency Obligations)...................................  250,000,000      250,000,000
Lehman Brothers, 4.53%, purchased on 4/30/01, due 5/1/01,
 with maturity value of $195,524,601 (collaterized by
 various U.S. Government Agency Obligations)...................................  195,503,000      195,503,000
Morgan Stanley Dean Witter, 5.60%, purchased on 4/30/01, due
 5/1/01, maturity value $250,031,944 (collaterized by
 various U.S. Government Agency Obligations)...................................  250,000,000      250,000,000
                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS (Cost $695,503,000)................................                   695,503,000
                                                                                               --------------
TOTAL INVESTMENTS (Amortized Cost $1,862,883,090)(a) - 108.7%..................                 1,862,883,090
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)% ................................                  (148,486,067)
                                                                                               --------------
NET ASSETS - 100.0% ...........................................................                $1,714,397,023
                                                                                               --------------
                                                                                               --------------

---------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
 * Variable rate investments. The rate presented represents the rate in effect at April 30, 2001. The date presented reflects the next rate change date.
 ** Rate presented indicates the effective yield at time of purchase.


                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)
ASSETS:
Investments, at value
 (amortized cost $1,167,380,090).                 $1,167,380,090
Repurchase agreements............                    695,503,000
                                                  --------------
   TOTAL INVESTMENTS.............                  1,862,883,090
Cash.............................                            587
Interest receivable..............                      8,873,122
Receivable for capital shares
 issued..........................                            162
Prepaid expenses.................                         29,612
                                                  --------------
   TOTAL ASSETS..................                  1,871,786,573
LIABILITIES:
Dividends payable................  $  6,453,387
Securities purchased payable.....   150,000,000
Payable for capital shares
 redeemed........................            89
Accrued expenses and other
 liabilities:
 Investment management...........       301,898
 Administration..................       123,976
 Distribution....................           216
 Shareholder servicing...........       468,470
 Other...........................        41,514
                                   ------------
   TOTAL LIABILITIES.............                    157,389,550
                                                  --------------
NET ASSETS.......................                 $1,714,397,023
                                                  --------------
                                                  --------------
COMPOSITION OF NET ASSETS:
Capital..........................                 $1,714,386,051
Accumulated net realized gains
 from investment transactions....                         10,972
                                                  --------------
NET ASSETS.......................                 $1,714,397,023
                                                  --------------
                                                  --------------
CLASS A (INVESTOR) SHARES
 Net Assets......................                 $  953,864,185
 Shares Outstanding..............                    953,803,420
 Net Asset Value, Offering Price
   and Redemption Price per
   share.........................                          $1.00
                                                           -----
                                                           -----
CLASS B SHARES
 Net Assets......................                 $      142,205
 Shares Outstanding..............                        142,204
 Net Asset Value, Offering Price
   and Redemption Price per
   share*........................                          $1.00
                                                           -----
                                                           -----
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets......................                 $  618,214,134
 Shares Outstanding..............                    618,260,816
 Net Asset Value, Offering Price
   and Redemption Price per
   share.........................                          $1.00
                                                           -----
                                                           -----
CLASS Y (ADVISER) SHARES
 Net Assets......................                 $  142,176,499
 Shares Outstanding..............                    142,179,611
 Net Asset Value, Offering Price
   and Redemption Price per
   share.........................                          $1.00
                                                           -----
                                                           -----

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
INVESTMENT INCOME:
Interest............................               $54,102,914
EXPENSES:
Investment management...............  $1,827,418
Administration......................     719,506
Distribution:
 Class B Shares.....................         495
Shareholder servicing:
 Class A (Investor) Shares..........   2,040,091
 Class B Shares.....................         165
 Class D (Private Investor)
   Shares...........................     805,445
Accounting..........................      24,075
Custodian...........................      84,471
Transfer agent......................      27,718
Other...............................     233,402
                                      ----------
   TOTAL EXPENSES...................                 5,762,785
                                                   -----------
NET INVESTMENT INCOME...............                48,340,129
                                                   -----------
Net realized losses from
 investments........................                  (132,429)
                                                   -----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.........................               $48,207,700
                                                   -----------
                                                   -----------

---------
* Redemption price per share varies by length of time shares are held.


                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED          FOR THE
                                                                APRIL 30,           YEAR ENDED
                                                                   2001            OCTOBER 31,
                                                               (UNAUDITED)             2000
                                                              --------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $  48,340,129       $   81,755,606
 Net realized gains/(losses) from investment transactions...       (132,429)             143,400
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM OPERATIONS........................     48,207,700           81,899,006
                                                              --------------      --------------
DIVIDENDS:
 Net investment income:
   Class A (Investor) Shares................................    (26,621,222)         (52,324,115)
   Class B Shares...........................................         (3,017)              (5,497)
   Class D (Private Investor) Shares........................    (17,155,008)         (24,016,629)
   Class Y (Adviser) Shares.................................     (4,560,882)          (5,409,365)
 Net realized gains from investment transactions:
   Class A (Investor) Shares................................             --              (85,766)
   Class B Shares...........................................             --                  (10)
   Class D (Private Investor) Shares........................             --              (39,757)
   Class Y (Adviser) Shares.................................             --               (5,161)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............    (48,340,129)         (81,886,300)
                                                              --------------      --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........    (26,028,608)         303,168,842
                                                              --------------      --------------
CHANGE IN NET ASSETS........................................    (26,161,037)         303,181,548
NET ASSETS:
 Beginning of period........................................  1,740,558,060        1,437,376,512
                                                              --------------      --------------
 End of period..............................................  $1,714,397,023      $1,740,558,060
                                                              --------------      --------------
                                                              --------------      --------------




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                               FOR THE
                             SIX MONTHS                                       ONE MONTH
                                ENDED              FOR THE YEARS ENDED         PERIOD
                              APRIL 30,                OCTOBER 31,              ENDED
                                2001            --------------------------   OCTOBER 31,
                             (UNAUDITED)           2000             1999        1998
                             -----------        ----------        --------   -----------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................   $   1.00          $     1.00        $   1.00   $     1.00
                              --------          ----------        --------   ----------
INVESTMENT ACTIVITIES:
 Net investment income.....       0.03                0.05            0.04         0.00*
 Net realized and
   unrealized
   gains/(losses) from
   investment
   transactions............      (0.00)*              0.00*           0.00*        0.00*
                              --------          ----------        --------   ----------
 Total from investment
   activities..............       0.03                0.05            0.04         0.00*
                              --------          ----------        --------   ----------
DIVIDENDS:
 Net investment income.....      (0.03)              (0.05)          (0.04)       (0.00)*
 In excess of net
   investment income.......         --                  --           (0.00)*         --
 Net realized gains from
   investment
   transactions............         --               (0.00)*         (0.00)*         --
                              --------          ----------        --------   ----------
 Total dividends...........      (0.03)              (0.05)          (0.04)       (0.00)*
                              --------          ----------        --------   ----------
NET ASSET VALUE, END OF
 PERIOD....................   $   1.00          $     1.00        $   1.00   $     1.00
                              --------          ----------        --------   ----------
                              --------          ----------        --------   ----------
TOTAL RETURN...............       2.61%(a)            5.32%           4.24%        0.39%(a)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period
 (000's)...................   $953,864          $1,024,292        $932,874   $1,055,163
Ratio of expenses to
 average net assets........       0.72%(b)            0.75%           0.66%        0.50%(b)
Ratio of net investment
 income to average net
 assets....................       5.21%(b)            5.20%           4.16%        4.40%(b)
Ratio of expenses to
 average net assets........       0.72%(b)            0.75%           0.66%        0.60%(b)(c)

                                      FOR THE YEARS ENDED
                                         SEPTEMBER 30,
                             --------------------------------------
                               1998           1997           1996
                             --------       --------       --------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................  $   1.00       $   1.00       $   1.00
                             --------       --------       --------
INVESTMENT ACTIVITIES:
 Net investment income.....      0.05           0.05           0.05
 Net realized and
   unrealized
   gains/(losses) from
   investment
   transactions............      0.00*          0.00*            --
                             --------       --------       --------
 Total from investment
   activities..............      0.05           0.05           0.05
                             --------       --------       --------
DIVIDENDS:
 Net investment income.....     (0.05)         (0.05)         (0.05)
 In excess of net
   investment income.......        --             --             --
 Net realized gains from
   investment
   transactions............     (0.00)*           --             --
                             --------       --------       --------
 Total dividends...........     (0.05)         (0.05)         (0.05)
                             --------       --------       --------
NET ASSET VALUE, END OF
 PERIOD....................  $   1.00       $   1.00       $   1.00
                             --------       --------       --------
                             --------       --------       --------
TOTAL RETURN...............      5.00%          4.89%          4.98%
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period
 (000's)...................  $988,236       $505,702       $246,368
Ratio of expenses to
 average net assets........      0.52%          0.59%          0.57%
Ratio of net investment
 income to average net
 assets....................      4.89%          4.80%          4.80%
Ratio of expenses to
 average net assets........      0.62%(c)       0.71%(c)       0.75%(c)

---------
  * Less than $0.005 per share.
(a) Not annualized.
(b) Annualized.
(c) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS B SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                 FOR THE SIX             FOR THE
                                                MONTHS ENDED           YEARS ENDED           ONE MONTH           FOR THE PERIOD
                                                  APRIL 30,            OCTOBER 31,          PERIOD ENDED       SEPTEMBER 11, 1998
                                                    2001            -----------------       OCTOBER 31,         TO SEPTEMBER 30,
                                                 (UNAUDITED)         2000       1999            1998                1998(a)
                                                -------------       ------     ------       ------------       ------------------
NET ASSET VALUE, BEGINNING OF PERIOD..........     $ 1.00           $ 1.00     $1.00           $ 1.00                $ 1.00
                                                   ------           ------     ------          ------                ------
INVESTMENT ACTIVITIES:
 Net investment income........................       0.02             0.05      0.04             0.00*                 0.00*
 Net realized and unrealized gains/(losses)
   from investment transactions...............      (0.00)*           0.00*     0.00*            0.00*                   --
                                                   ------           ------     ------          ------                ------
 Total from investment activities.............       0.02             0.05      0.04             0.00*                 0.00*
                                                   ------           ------     ------          ------                ------
DIVIDENDS:
 Net investment income........................      (0.02)           (0.05)    (0.04)           (0.00)*               (0.00)*
 Net realized gains from investment
   transactions...............................         --            (0.00)*   (0.00)*             --                    --
                                                   ------           ------     ------          ------                ------
 Total dividends..............................      (0.02)           (0.05)    (0.04)           (0.00)*               (0.00)*
                                                   ------           ------     ------          ------                ------
NET ASSET VALUE, END OF PERIOD................     $ 1.00           $ 1.00     $1.00           $ 1.00                $ 1.00
                                                   ------           ------     ------          ------                ------
                                                   ------           ------     ------          ------                ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE).....       2.31%(b)         4.72%     3.54%            0.32%(b)              0.22%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)...........     $  142           $  119     $ 119           $  113                $  113
Ratio of expenses to average net assets.......       1.32%(c)         1.32%     1.34%            1.25%(c)              1.27%(c)
Ratio of net investment income to average net
 assets.......................................       4.56%(c)         4.61%     3.49%            3.65%(c)              4.14%(c)
Ratio of expenses to average net assets.......       1.32%(c)         1.32%     1.34%            1.35%(c)(d)           1.37%(c)(d)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



                        See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE      FOR THE PERIOD
                                                               APRIL 30,         YEAR ENDED    APRIL 1, 1999 TO
                                                                  2001           OCTOBER 31,     OCTOBER 31,
                                                              (UNAUDITED)           2000           1999(a)
                                                              ------------       -----------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00          $   1.00         $   1.00
                                                                --------          --------         --------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.03              0.05             0.03
 Net realized and unrealized gains/(losses) from investment
   transactions.............................................       (0.00)*            0.00*            0.00*
                                                                --------          --------         --------
 Total from investment activities...........................        0.03              0.05             0.03
                                                                --------          --------         --------
DIVIDENDS:
 Net investment income......................................       (0.03)            (0.05)           (0.03)
 Net realized gains from investment transactions............          --             (0.00)*          (0.00)*
                                                                --------          --------         --------
 Total dividends............................................       (0.03)            (0.05)           (0.03)
                                                                --------          --------         --------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00          $   1.00         $   1.00
                                                                --------          --------         --------
                                                                --------          --------         --------
TOTAL RETURN................................................        2.68%(b)          5.47%            2.53%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................    $618,214          $566,879         $465,526
Ratio of expenses to average net assets.....................        0.57%(c)          0.60%            0.60%(c)
Ratio of net investment income to average net assets........        5.32%(c)          5.36%            4.26%(c)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                       FOR THE SIX         FOR THE                             FOR THE
                                       MONTHS ENDED      YEARS ENDED        ONE MONTH        YEARS ENDED      FOR THE PERIOD
                                        APRIL 30,        OCTOBER 31,       PERIOD ENDED     SEPTEMBER 30,    JULY 1, 1996 TO
                                           2001       ------------------   OCTOBER 31,    -----------------   SEPTEMBER 30,
                                       (UNAUDITED)      2000      1999         1998        1998      1997        1996(a)
                                       ------------   --------   -------   ------------   -------   -------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD..   $   1.00     $   1.00   $  1.00     $  1.00      $  1.00   $  1.00      $ 1.00
                                         --------     --------   -------     -------      -------   -------      ------
INVESTMENT ACTIVITIES:
 Net investment income................       0.03         0.06      0.05        0.00*        0.06      0.05        0.01
 Net realized and unrealized
   gains/(losses) from investment
   transactions.......................      (0.00)*       0.00*     0.00*         --         0.00*     0.00*         --
                                         --------     --------   -------     -------      -------   -------      ------
 Total from investment activities.....       0.03         0.06      0.05        0.00*        0.06      0.05        0.01
                                         --------     --------   -------     -------      -------   -------      ------
DIVIDENDS:
 Net investment income................      (0.03)       (0.06)    (0.05)      (0.00)*      (0.06)    (0.05)      (0.01)
 In excess of net investment income...         --           --     (0.00)*        --           --        --          --
 Net realized gains from investment
   transactions.......................         --        (0.00)*   (0.00)*        --        (0.00)*      --          --
                                         --------     --------   -------     -------      -------   -------      ------
 Total dividends......................      (0.03)       (0.06)    (0.05)      (0.00)*      (0.06)    (0.05)      (0.01)
                                         --------     --------   -------     -------      -------   -------      ------
NET ASSET VALUE, END OF PERIOD........   $   1.00     $   1.00   $  1.00     $  1.00      $  1.00   $  1.00      $ 1.00
                                         --------     --------   -------     -------      -------   -------      ------
                                         --------     --------   -------     -------      -------   -------      ------
TOTAL RETURN..........................       2.81%(b)     5.74%     4.57%       0.41%(b)     5.27%     5.15%       1.24%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net assets at end of period (000's)..   $142,176     $149,267   $38,858     $34,617      $29,023   $16,180      $1,413
 Ratio of expenses to average net
   assets.............................       0.32%(c)     0.35%     0.34%       0.25%(c)     0.27%     0.33%       0.43%(c)
 Ratio of net investment income to
   average net assets.................       5.60%(c)     5.71%     4.47%       4.65%(c)     5.14%     5.06%       4.90%(c)
 Ratio of expenses to average net
   assets.............................       0.32%(c)     0.35%     0.34%       0.35%(c)(d)  0.37%(d)  0.45%(d)    0.61%(c)(d)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.



                       See notes to financial statements.

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND     APRIL 30, 2001 (UNAUDITED)

COMMERCIAL PAPER AND OBLIGATIONS -- 98.2%

                                                                     MATURITY    PRINCIPAL
                                                              RATE     DATE       AMOUNT         VALUE
                                                              ----   --------   -----------   ------------
COMMERCIAL PAPER - 14.0%
Long Island Power Authority, (LOC Bayerische Landesbank)....  3.15%   5/24/01   $ 2,000,000   $  2,000,000
Metropolitan Transit Authority, (LOC ABN AMRO)..............  3.15    5/30/01     3,500,000      3,500,000
New York City Water Finance Authority, (LOC Bayerische
 Landesbank)................................................  3.10     5/9/01     8,000,000      8,000,000
New York City Water Finance Authority, (LOC Bank of Nova
 Scotia)....................................................  3.25    5/29/01     5,000,000      5,000,000
New York City Water Finance Authority, (LOC Westdeusche
 Landsbank).................................................  3.25     6/6/01     1,500,000      1,500,000
New York State Dormitory Authority, Columbia University.....  3.00     6/1/01     5,100,000      5,100,000
New York State Dormitory Authority, Columbia University.....  3.30     6/1/01     3,055,000      3,055,000
New York State Dormitory Authority, Mount Sinai School of
 Medicine, (LOC Chase Manhattan Bank).......................  3.10    6/11/01     3,600,000      3,600,000
New York State GO, (LOC Bayerische Landesbank)..............  3.10    5/31/01     2,500,000      2,500,000
New York State GO, (LOC Bayerische Landesbank)..............  3.10    7/16/01     3,800,000      3,800,000
New York State Metropolitan Transit Authority, (LOC ABN
 AMRO)......................................................  3.30    6/12/01     5,100,000      5,100,000
                                                                                              ------------
                                                                                                43,155,000
                                                                                              ------------

MUNICIPAL BONDS - 20.5%
Connetquot Central School District, Islip, New York.........  5.00    6/29/01     1,100,000      1,101,056
Irvington Union Free School District........................  5.00    6/15/01     1,100,000      1,100,715
Liverpool Central School District...........................  5.00    7/12/01     1,030,000      1,030,874
Municipal Assistance Corp. New York.........................  5.25     7/1/01     1,500,000      1,505,004
Municipal Assistance Corp. New York.........................  5.50     7/1/01     1,000,000      1,001,942
Nassau County, New York.....................................  5.00    5/11/01     7,500,000      7,501,832
New York City Environmental Facilities Corp. Prerefunded
 6/15/01 @102...............................................  7.25    6/15/01     5,400,000      5,534,460
New York City GO, Prerefunded 8/1/01 @101.5.................  8.00     8/1/01     2,500,000      2,562,099
New York City GO, Prerefunded 8/1/01 @101.5.................  8.25     8/1/01     1,000,000      1,024,489
New York City GO, Prerefunded 11/15/01 @101.5...............  8.25   11/15/01     2,000,000      2,074,625
New York City GO, (LOC Dexia Credit)........................  3.20     2/7/02     2,000,000      2,000,000
New York City GO (LOC Morgan Guaranty Trust)................  4.60     5/1/01       600,000        600,000
New York City GO (LOC Morgan Guaranty Trust)................  4.60     5/1/01     1,200,000      1,200,000
New York City GO (MBIA Insured).............................  4.00     5/2/01     1,000,000      1,000,000
New York City GO Series B (FGIC Insured)....................  4.50     5/1/01     1,800,000      1,800,000
New York City GO Sub-Series A-6 (LOC Helaba)................  4.00     5/2/01       500,000        500,000
New York City GO Sub-Series A-6 (LOC Helaba)................  4.00     5/2/01       500,000        500,000
New York City Health & Hospital (LOC Canadian Imperial
 Bank)......................................................  4.05     5/2/01     1,900,000      1,900,000
New York City Housing Development Corp. (FNMA Insured)......  4.00     5/2/01     4,000,000      4,000,000
New York City Housing Development Corp. AMT (FNMA
 Insured)...................................................  4.05     5/2/01     1,100,000      1,100,000
New York City Housing Development Corp. AMT (FNMA
 Insured)...................................................  4.10     5/2/01    12,200,000     12,200,000
New York City Housing Development Corp. AMT (FNMA
 Insured)...................................................  4.10     5/2/01     2,100,000      2,100,000
New York City Housing Development Corp. AMT.................  4.15     5/2/01     3,500,000      3,500,000
New York City Port Authority AMT (LOC Helaba)...............  4.35     5/1/01     3,200,000      3,200,000
New York City Transitional Finance Authority (LOC Bank
 One).......................................................  4.00     5/2/01     1,435,000      1,435,000
New York City Transitional Finance Authority (LOC Bank
 One).......................................................  4.00     5/2/01     6,670,000      6,670,000
New York City Transitional Finance Authority (LOC Societe
 Generale)..................................................  4.00     5/2/01     1,000,000      1,000,000
New York City Transitional Finance Authority (LOC
 Commerzbank A.G.)..........................................  4.00     5/2/01     3,400,000      3,400,000
New York City Transitional Finance Authority (LOC Lehman
 Brothers)..................................................  4.10     5/2/01     2,000,000      2,000,000
New York City Health & Hospital Corp. (LOC Morgan Guaranty
 Trust).....................................................  4.05     5/2/01       400,000        400,000
New York City Health & Hospital Corp. (LOC Morgan Guaranty
 Trust).....................................................  4.05     5/2/01       900,000        900,000
New York City IDA (LOC Chase Manhattan Bank)................  4.50     5/2/01       900,000        900,000
New York City IDA (LOC Allied Irish Bank Plc)...............  4.15     5/2/01     1,600,000      1,600,000
New York City New York Trust Cultural Revenue (LOC
 Kredeitbank)...............................................  4.00     5/2/01     2,500,000      2,500,000
New York State Dormitory Authority (LOC Chase Manhattan
 Bank)......................................................  4.25     5/2/01     2,300,000      2,300,000
New York State Dormitory Authority Cornell University.......  4.10     5/3/01       700,000        700,000
New York State Energy Research & Development Authority (LOC
 Bank One)..................................................  4.20     5/1/01    10,800,000     10,800,000
New York State Energy Research & Development Authority (LOC
 Credit Suisse).............................................  4.00     5/2/01     2,500,000      2,500,000

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND     APRIL 30, 2001 (UNAUDITED)

COMMERCIAL PAPER AND OBLIGATIONS, CONTINUED

                                                                     MATURITY    PRINCIPAL
                                                              RATE     DATE       AMOUNT         VALUE
                                                              ----   --------   -----------   ------------
MUNICIPAL BONDS, CONTINUED
New York State Energy Research & Development Authority
 (MBIA Insured).............................................  4.06%    5/3/01   $ 1,000,000   $  1,000,000
New York City Housing Development Corp......................  4.65     5/1/01     1,250,000      1,250,000
New York City Municipal Water Authority, Series A,
 Prerefunded 6/15/01 @101...................................  7.00    6/15/01     1,800,000      1,826,213
New York City Water & Sewer Authority, Series A, Prerefunded
 6/15/01 @101...............................................  7.10    6/15/01     1,415,000      1,435,855
New York City Water Financial Authority, Series A,
 Prerefunded 6/15/01 @100...................................  6.25    6/15/01     4,000,000      4,009,579
New York City Water Financial Authority, Series C,
 Prerefunded 6/15/01 @101.5.................................  7.75    6/15/01     3,700,000      3,772,273
New York State Environmental Facilities Corp. Pollution
 Control, Prerefunded 8/1/01 @ 102, (MBIA Insured)..........  6.75     8/1/01     1,290,000      1,326,995
New York State Environmental Facilities Corp., Pollution
 Control Revenue, Series A, Prerefunded 6/15/01 @ 102.......  7.00    6/15/01     1,105,000      1,130,815
New York State GO, Prerefunded 1/1/02 @ 102.................  5.60     1/1/02       550,000        565,869
New York State Housing Finance Authority, Prerefunded
 6/15/01 @ 102..............................................  7.30    6/15/01       500,000        515,581
New York State Power Authority..............................  4.30     9/4/01     7,630,000      7,630,000
New York State Power Authority, Prerefunded 1/1/02 @ 102....  6.50     1/1/02     2,550,000      2,641,423
Syracuse, New York..........................................  5.00    6/29/01     1,650,000      1,651,540
Triborough Bridge & Tunnel Authority........................  6.00     1/1/02     1,650,000      1,671,432
University of Puerto Rico...................................  4.50     6/1/01     3,420,000      3,423,010
Yonkers, New York, IDA, Civic Facility......................  5.00    6/28/01     4,000,000      4,006,246
                                                                                              ------------
                                                                                                63,293,927
                                                                                              ------------
VARIABLE RATE DEMAND NOTES* - 63.7%
Albany, Institute of History, Civic Facility Revenue (LOC
 Keybank)...................................................  4.15     5/3/01     1,100,000      1,100,000
Albany, New York IDA (LOC Chase Manhattan Bank).............  4.25     5/3/01     1,500,000      1,500,000
Battery Park, New York, Housing Development (LOC Morgan
 Guaranty Trust)............................................  4.55     5/3/01     5,300,000      5,300,000
Great Neck North, New York, Water Authority (FGIC
 Insured)...................................................  4.00     5/2/01       500,000        500,000
Long Island Power Authority (MBIA Insured)..................  3.90     5/2/01     5,100,000      5,100,000
Monroe County Industrial Development Agency (LOC M&T
 Bank)......................................................  4.35     5/3/01     2,940,000      2,940,000
Monroe County Industrial Development Agency.................  6.08     9/1/01     1,700,000      1,700,000
New York City GO (LOC Morgan Guaranty Trust)................  4.20     5/1/01     1,900,000      1,900,000
New York City GO (LOC Morgan Guaranty Trust)................  4.30     5/1/01     1,600,000      1,600,000
New York City GO (LOC Morgan Guaranty Trust)................  4.60     5/1/01       600,000        600,000
New York City GO (LOC Morgan Guaranty Trust)................  4.60     5/1/01     1,200,000      1,200,000
New York City GO (MBIA Insured).............................  4.00     5/2/01     1,000,000      1,000,000
New York City GO, Series B (FGIC Insured)...................  4.50     5/1/01     1,800,000      1,800,000
New York City GO, Sub-Series A-6 (LOC Helaba)...............  4.00     5/2/01       500,000        500,000
New York City GO, Sub-Series A-6 (LOC Helaba)...............  4.00     5/2/01       500,000        500,000
New York City Health & Hospital (LOC Canadian Imperial
 Bank)......................................................  4.05     5/2/01     1,900,000      1,900,000
New York City Housing Development Corp. (FNMA Insured)......  4.00     5/2/01     4,000,000      4,000,000
New York City Housing Development Corp., AMT, (FNMA
 Insured)...................................................  4.05     5/2/01     1,100,000      1,100,000
New York City Housing Development Corp., AMT, (FNMA
 Insured)...................................................  4.10     5/2/01    12,200,000     12,200,000
New York City Housing Development Corp., AMT, (FNMA
 Insured)...................................................  4.10     5/2/01     2,100,000      2,100,000
New York City Housing Development Corp., AMT, (FNMA
 Insured)...................................................  4.15     5/2/01     3,500,000      3,500,000
New York City Port Authority, AMT, (LOC Helaba).............  4.35     5/1/01     3,200,000      3,200,000
New York City Transitional Finance Authority, (LOC Bank
 One).......................................................  4.00     5/2/01     1,435,000      1,435,000
New York City Transitional Finance Authority, (LOC Bank
 One).......................................................  4.00     5/2/01     6,670,000      6,670,000
New York City Transitional Finance Authority, (LOC Societe
 Generale)..................................................  4.00     5/2/01     1,000,000      1,000,000
New York City Transitional Finance Authority, (LOC
 Commerzbank A.G.)..........................................  4.00     5/2/01     3,400,000      3,400,000
New York City Transitional Finance Authority, (LOC Lehman
 Brothers)..................................................  4.10     5/2/01     2,000,000      2,000,000
New York City, Health & Hospital Corp., (LOC Morgan Guaranty
 Trust).....................................................  4.05     5/2/01       400,000        400,000
New York City, Health & Hospital Corp., (LOC Morgan Guaranty
 Trust).....................................................  4.05     5/2/01       900,000        900,000
New York City, IDA (LOC Chase Manhattan Bank)...............  4.50     5/2/01       900,000        900,000
New York City, IDA (LOC Allied Irish Bank Plc)..............  4.15     5/2/01     1,600,000      1,600,000

                                    Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND     APRIL 30, 2001 (UNAUDITED)

COMMERCIAL PAPER AND OBLIGATIONS, CONTINUED

                                                                     MATURITY    PRINCIPAL
                                                              RATE     DATE       AMOUNT         VALUE
                                                              ----   --------   -----------   ------------
VARIABLE RATE DEMAND NOTES, CONTINUED
New York City, New York Trust Cultural Revenue, (LOC
 Kredeitbank)...............................................  4.00%    5/2/01   $ 2,500,000   $  2,500,000
New York State Dormitory Authority (LOC Chase Manhattan
 Bank)......................................................  4.25     5/2/01     2,300,000      2,300,000
New York State Dormitory Authority, Cornell University......  4.10     5/3/01       700,000        700,000
New York State Energy Research & Development Authority (LOC
 Bank One)..................................................  4.20     5/1/01    10,800,000     10,800,000
New York State Energy Research & Development Authority (LOC
 Credit Suisse).............................................  4.00     5/2/01     2,500,000      2,500,000
New York State Energy Research & Development Authority (MBIA
 Insured)...................................................  4.06     5/3/01     1,000,000      1,000,000
New York State Energy, Niagra Mohawk (LOC Toronto Dominion
 Bank)......................................................  4.50     5/1/01     3,000,000      3,000,000
New York State GO (LOC Westdeutsche Landesbank).............  4.30    10/4/01     3,900,000      3,900,000
New York State Housing Finance Authority (LOC
 Commerzbank)...............................................  4.00     5/2/01       500,000        500,000
New York State Housing Finance Authority (FHLMC Insured)....  4.05     5/2/01     5,000,000      5,000,000
New York State Housing Finance Authority (FNMA Insured).....  4.05     5/2/01     1,900,000      1,900,000
New York State Housing Finance Authority (LOC Keybank)......  4.05     5/2/01     2,200,000      2,200,000
New York State Housing Finance Authority (FNMA Insured).....  4.15     5/2/01     4,000,000      4,000,000
New York State Housing Finance Authority, AMT (FNMA
 Insured)...................................................  4.05     5/2/01     1,600,000      1,600,000
New York State Housing Finance Authority, AMT (LOC Federal
 Home Loan Bank)............................................  4.10     5/2/01     2,000,000      2,000,000
New York State Housing Finance Authority, AMT (LOC Fleet
 Bank)......................................................  4.15     5/2/01     7,700,000      7,700,000
New York State Housing Finance Authority, AMT (FNMA
 Insured)...................................................  4.25     5/2/01     1,100,000      1,100,000
New York State Housing Finance Authority, Series A (LOC
 Bayerische Hypo-Und Vereinsbank)...........................  4.10     5/2/01     3,600,000      3,600,000
New York State Job Development Authority, AMT (LOC
 Bayerische Landesbank).....................................  4.25     5/1/01       785,000        785,000
New York State Job Development Authority, AMT (LOC
 Bayerische Landesbank).....................................  4.25     5/1/01     1,670,000      1,670,000
New York State Job Development Authority, AMT (LOC
 Bayerische Landesbank).....................................  4.25     5/1/01     1,200,000      1,200,000
New York State Local Government Assistance Corp. (LOC Bank
 of Nova Scotia)............................................  4.10     5/2/01     5,440,000      5,440,000
New York State Local Government Assistance Corp. (LOC
 Societe Generale)..........................................  4.00     5/2/01     3,600,000      3,600,000
New York State Local Government Assistance Corp. (LOC
 Societe Generale)..........................................  4.00     5/2/01     5,700,000      5,700,000
New York State Medical Care Facility Authority (LOC Chase
 Manhattan Bank)............................................  4.10     5/2/01     1,500,000      1,500,000
New York State Medical Care Facility Authority (LOC Merrill
 Lynch).....................................................  4.24     5/3/01     2,000,000      2,000,000
New York State Power Authority..............................  4.05     5/2/01     3,600,000      3,600,000
New York/New Jersey Port Authority (LOC Morgan Guaranty
 Trust).....................................................  4.15     5/1/01       400,000        400,000
New York/New Jersey Port Authority..........................  4.20     5/2/01     1,100,000      1,100,000
New York/New Jersey Port Authority AMT (AMBAC Insured)......  5.50   10/15/01     5,000,000      5,025,450
Niagara County, New York, IDA Solid Waste Disposal (LOC
 Wachovia Bank).............................................  4.05     5/2/01       300,000        300,000
Poughkeepsie, New York, IDA (LOC Chase Manhattan Bank)......  4.30     5/3/01     1,000,000      1,000,000
St. Lawrence County, New York, IDA (LOC Sao Paolo Bank).....  4.20     5/1/01       700,000        700,000
Suffolk County, New York Water Authority (LOC Bank of Nova
 Scotia)....................................................  4.10     5/2/01     3,335,000      3,335,000
Suffolk County, New York, IDA (LOC Morgan Guaranty Trust)...  4.40     5/1/01       700,000        700,000
Tompkins County, New York (LOC M&T Bank)....................  3.95     5/2/01     6,400,000      6,400,000
Triborough Bridge & Tunnel Authority New York, (LOC Bank of
 New York)..................................................  4.10     5/2/01    13,600,000     13,600,000
Triborough Bridge & Tunnel Authority New York (LOC
 Lloyds)....................................................  4.00     5/2/01     9,000,000      9,000,000
Yonkers, New York, IDA (LOC Dexia Credit)...................  4.05     5/2/01       400,000        400,000
                                                                                              ------------
                                                                                               197,300,450
                                                                                              ------------
TOTAL COMMERCIAL PAPER AND OBLIGATIONS (Amortized Cost $303,749,377).......................    303,749,377
                                                                                              ------------

                                   Continued

HSBC INVESTOR FUNDS                            SCHEDULE OF PORTFOLIO INVESTMENTS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND     APRIL 30, 2001 (UNAUDITED)

INVESTMENT COMPANIES - 0.6%

                                                               SHARES        VALUE
                                                               ------        -----
Provident New York Tax-Free Money Market Fund...............  1,906,057   $  1,906,057
                                                                          ------------
TOTAL INVESTMENT COMPANIES (Cost $1,906,057)................                 1,906,057
                                                                          ------------
TOTAL INVESTMENTS (Amortized Cost $305,655,434) (a) -
 98.8%......................................................               305,655,434
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%................                 3,663,763
                                                                          ------------
NET ASSETS - 100.0%.........................................              $309,319,197
                                                                          ------------
                                                                          ------------

---------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Interest on security is subject to federal alternative
         minimum tax
FGIC  -- Financial Guaranty Insurance Corporation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GO    -- General Obligation
IDA   -- Industrial Development Agency
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association

* Variable rate investments. The rate presented represents the rate in effect at April 30, 2001. The date presented represents the next rate change date.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)
ASSETS:
Investments, at value
 (amortized cost $305,655,434).........             $305,655,434
Cash...................................                   41,283
Interest and dividends receivable......                2,607,055
Receivable for securities sold.........                2,000,000
Prepaid expenses.......................                   10,126
                                                    ------------
   TOTAL ASSETS........................              310,313,898
LIABILITIES:
Dividends payable......................  $845,397
Payable for capital shares redeemed....     7,015
Accrued expenses and other liabilities:
 Investment management.................    40,548
 Administration........................    22,031
 Shareholder servicing.................    73,036
 Other.................................     6,674
                                         --------
   TOTAL LIABILITIES...................                  994,701
                                                    ------------
NET ASSETS.............................             $309,319,197
                                                    ------------
                                                    ------------
COMPOSITION OF NET ASSETS:
Capital................................             $309,360,860
Accumulated net investment income......                    3,821
Accumulated net realized losses from
 investment transactions...............                  (45,484)
                                                    ------------
NET ASSETS.............................             $309,319,197
                                                    ------------
                                                    ------------
CLASS A (INVESTOR) SHARES
 Net Assets............................             $132,737,699
 Shares Outstanding....................              132,761,428
 Net Asset Value, Offering Price and
   Redemption Price per share..........                    $1.00
                                                           -----
                                                           -----
CLASS B SHARES
 Net Assets............................             $         10
 Shares Outstanding....................                       10
 Net Asset Value, Offering Price and
   Redemption Price per share*.........                    $1.00
                                                           -----
                                                           -----
CLASS C SHARES
 Net Assets............................             $      1,368
 Shares Outstanding....................                    1,368
 Net Asset Value, Offering Price and
   Redemption Price per share*.........                    $1.00
                                                           -----
                                                           -----
CLASS D (PRIVATE INVESTOR) SHARES
 Net Assets............................             $114,649,788
 Shares Outstanding....................              114,662,097
 Net Asset Value, Offering Price and
   Redemption Price per share..........                    $1.00
                                                           -----
                                                           -----
CLASS Y (ADVISER) SHARES
 Net Assets............................             $ 61,930,332
 Shares Outstanding....................               61,935,957
 Net Asset Value, Offering Price and
   Redemption Price per share..........                    $1.00
                                                           -----
                                                           -----

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
INVESTMENT INCOME:
Interest income........................             $5,607,834
Dividend income........................                125,769
                                                    ----------
   TOTAL INVESTMENT INCOME.............              5,733,603
EXPENSES:
Investment management..................  $228,888
Administration fees....................   120,155
Distribution:
 Class C Shares(a).....................         1
Shareholder servicing:
 Class A (Investor) Shares.............   282,585
 Class D (Private Investor) Shares.....   134,509
Accounting.............................    24,217
Custodian..............................    30,771
Transfer agent.........................    21,564
Other..................................    44,518
                                         --------
TOTAL EXPENSES.........................                887,208
                                                    ----------
NET INVESTMENT INCOME..................              4,846,395
                                                    ----------
Net realized losses from investment
 transactions..........................                (14,853)
                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS............................             $4,831,542
                                                    ----------
                                                    ----------

---------
  * Redemption price per share varies by length of time shares are held.

(a) Class C shares commenced operations on March 19, 2001.

                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                               APRIL 30,          YEAR ENDED
                                                                  2001           OCTOBER 31,
                                                              (UNAUDITED)            2000
                                                              ------------      --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income......................................  $ 4,846,395        $  7,165,549
 Net realized losses from investment transactions...........      (14,853)                 --
                                                              ------------       ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    4,831,542           7,165,549
                                                              ------------       ------------
DIVIDENDS:
 Net investment income:
   Class A (Investor) Shares................................   (2,168,166)         (4,269,368)
   Class C Shares(a)........................................           (4)                 --
   Class D (Private Investor) Shares........................   (1,721,532)         (2,178,933)
   Class Y (Adviser) Shares.................................     (971,967)           (717,206)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............   (4,861,669)         (7,165,507)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   31,910,956         112,426,920
                                                              ------------       ------------
CHANGE IN NET ASSETS........................................   31,880,829         112,426,962
NET ASSETS:
   Beginning of period......................................  277,438,368         165,011,406
                                                              ------------       ------------
   End of period............................................  $309,319,197       $277,438,368
                                                              ------------       ------------
                                                              ------------       ------------

---------

 (a) Class C Shares commenced operations on March 19, 2001.




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         FOR THE SIX
                                                         MONTHS ENDED
                                                          APRIL 30,               FOR THE YEARS ENDED OCTOBER 31,
                                                             2001       ---------------------------------------------------
                                                         (UNAUDITED)      2000       1999       1998       1997      1996
                                                         ------------   --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                           --------     --------   --------   --------   --------   -------
INVESTMENT ACTIVITIES:
 Net investment income.................................        0.02         0.03       0.02       0.03       0.03      0.03
 Net realized and unrealized gains from investment
   transactions........................................          --           --       0.00*      0.00*      0.00*       --
                                                           --------     --------   --------   --------   --------   -------
 Total from investment activities......................        0.02         0.03       0.02       0.03       0.03      0.03
                                                           --------     --------   --------   --------   --------   -------
DIVIDENDS:
 Net investment income.................................       (0.02)       (0.03)     (0.02)     (0.03)     (0.03)    (0.03)
 Net realized gains from investment transactions.......          --           --         --      (0.00)*       --        --
                                                           --------     --------   --------   --------   --------   -------
 Total dividends.......................................       (0.02)       (0.03)     (0.02)     (0.03)     (0.03)    (0.03)
                                                           --------     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.........................    $   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                           --------     --------   --------   --------   --------   -------
                                                           --------     --------   --------   --------   --------   -------
TOTAL RETURN...........................................        1.52%(b)     3.24%      2.36%      2.95%      3.01%     3.04%
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)....................    $132,738     $134,841   $113,583   $153,592   $123,324   $78,594
Ratio of expenses to average net assets................        0.71%(c)     0.73%      0.70%      0.58%      0.60%     0.54%
Ratio of net investment income to average net assets...        3.06%(c)     3.17%      2.39%      2.90%      2.98%     2.97%
Ratio of expenses to average net assets................        0.71%(c)     0.73%      0.70%      0.66%(a)   0.72%(a)  0.63%(a)

---------

  * Less than $0.005 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Not annualized.
(c) Annualized.




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS B SHARES(a)

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                   FOR THE
                                                                FOR THE SIX      YEARS ENDED     FOR THE PERIOD
                                                               MONTHS ENDED      OCTOBER 31,     APRIL 29, 1998
                                                              APRIL 30, 2001    -------------    TO OCTOBER 31,
                                                                (UNAUDITED)     2000    1999        1998(b)
                                                              ---------------   -----   -----   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $1.00        $1.00   $1.00         $1.00
                                                                   -----        -----   -----         -----
INVESTMENT ACTIVITIES:
 Net investment income......................................          --           --      --          0.01
 Net realized and unrealized gains from investment
   transactions.............................................          --           --      --          0.00*
                                                                   -----        -----   -----         -----
 Total from investment activities...........................          --           --      --          0.01
                                                                   -----        -----   -----         -----
DIVIDENDS:
 Net investment income......................................          --           --      --         (0.01)
                                                                   -----        -----   -----         -----
 Total dividends............................................          --           --      --         (0.01)
                                                                   -----        -----   -----         -----
NET ASSET VALUE, END OF PERIOD..............................       $1.00        $1.00   $1.00         $1.00
                                                                   -----        -----   -----         -----
                                                                   -----        -----   -----         -----
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................          --%          --%     --%         1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................       $  10        $  10   $  10         $  10
Ratio of expenses to average net assets.....................          --           --      --          1.33%(d)
Ratio of net investment income to average net assets........          --           --      --          2.15%(d)
Ratio of expenses to average net assets.....................          --           --      --          1.14%(d)(e)

---------

  * Less than $0.005
(a) Class B Shares operated from April 29, 1998 to September 11, 1998. Since September 11, 1998 net assets represent seed money and accordingly no income or expenses have been allocated to the class.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS C SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE PERIOD
                                                              MARCH 19, 2001
                                                               TO APRIL 30,
                                                                 2001(a)
                                                               (UNAUDITED)
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $1.00
                                                                  -----
INVESTMENT ACTIVITIES:
 Net investment income......................................       0.00*
                                                                  -----
 Total from investment activities...........................       0.00*
                                                                  -----
DIVIDENDS:
 Net investment income......................................      (0.00)*
                                                                  -----
 Total dividends............................................      (0.00)*
                                                                  -----
NET ASSET VALUE, END OF PERIOD..............................      $1.00
                                                                  -----
                                                                  -----
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................       0.27%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's).........................      $   1
Ratio of expenses to average net assets.....................       1.33%(c)
Ratio of net investment income to average net assets........       2.29%(c)

---------

  * Less than $0.005
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.





                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS D (PRIVATE INVESTOR) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE SIX
                                                              MONTHS ENDED      FOR THE YEAR      FOR THE PERIOD
                                                               APRIL 30,           ENDED          APRIL 1, 1999
                                                                  2001          OCTOBER 31,       TO OCTOBER 31,
                                                              (UNAUDITED)           2000             1999(a)
                                                              ------------      ------------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00          $   1.00           $  1.00
                                                                --------          --------           -------
INVESTMENT ACTIVITIES:
 Net investment income......................................        0.02              0.03              0.02
 Net realized and unrealized gains from investment
   transactions.............................................          --                --              0.00*
                                                                --------          --------           -------
 Total from investment activities...........................        0.02              0.03              0.02
                                                                --------          --------           -------
DIVIDENDS:
 Net investment income......................................       (0.02)            (0.03)            (0.02)
                                                                --------          --------           -------
 Total dividends............................................       (0.02)            (0.03)            (0.02)
                                                                --------          --------           -------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00          $   1.00           $  1.00
                                                                --------          --------           -------
                                                                --------          --------           -------
TOTAL RETURN................................................        1.60%(b)          3.39%             1.50%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................    $114,650          $100,291           $39,443
Ratio of expenses to average net assets.....................        0.56%(c)          0.58%             0.63%(c)
Ratio of net investment income to average net assets........        3.19%(c)          3.35%             2.51%(c)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.




                       See notes to financial statements.

HSBC INVESTOR FUNDS
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         FOR THE SIX                                           FOR THE PERIOD
                                                        MONTHS ENDED       FOR THE YEARS ENDED OCTOBER 31,      JULY 1, 1996
                                                       APRIL 30, 2001    ------------------------------------  TO OCTOBER 31,
                                                         (UNAUDITED)      2000      1999      1998      1997      1996(a)
                                                       ---------------   -------   -------   -------   ------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................    $  1.00       $  1.00   $  1.00   $  1.00   $ 1.00     $ 1.00
                                                           -------       -------   -------   -------   ------     ------
INVESTMENT ACTIVITIES:
 Net investment income.................................       0.02          0.04      0.03      0.03     0.03       0.01
 Net realized and unrealized gains from investment
   transactions........................................         --            --      0.00*     0.00*    0.00*        --
                                                           -------       -------   -------   -------   ------     ------
 Total from investment activities......................       0.02          0.04      0.03      0.03     0.03       0.01
                                                           -------       -------   -------   -------   ------     ------
DIVIDENDS:
 Net investment income.................................      (0.02)        (0.04)    (0.03)    (0.03)   (0.03)     (0.01)
 Net realized gains from investment transactions.......         --            --        --     (0.00)*     --         --
                                                           -------       -------   -------   -------   ------     ------
 Total dividends.......................................      (0.02)        (0.04)    (0.03)    (0.03)   (0.03)     (0.01)
                                                           -------       -------   -------   -------   ------     ------
NET ASSET VALUE, END OF PERIOD.........................    $  1.00       $  1.00   $  1.00   $  1.00   $ 1.00     $ 1.00
                                                           -------       -------   -------   -------   ------     ------
                                                           -------       -------   -------   -------   ------     ------
TOTAL RETURN...........................................       1.73%(b)      3.65%     2.70%     3.21%    3.27%      1.03%(b)
RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (000's)....................    $61,930       $42,306   $11,986   $10,759   $8,674     $3,714
Ratio of expenses to average net assets................       0.31%(c)      0.33%     0.38%     0.33%    0.35%      0.35%(c)
Ratio of net investment income to average net assets...       3.44%(c)      3.64%     2.71%     3.15%    3.23%      3.12%(c)
Ratio of expenses to average net assets................       0.31%(c)      0.33%     0.38%     0.41%(d) 0.47%(d)   0.45%(c)(d)

---------

  * Less than $0.005 per share.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



                       See notes to financial statements.

HSBC INVESTOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

1. ORGANIZATION

     The HSBC Investor Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end management investment company. The Trust contains the following funds (individually a 'Fund,' collectively the 'Funds'):

      FUND                                                      SHORT NAME
      ----                                                      ----------
      HSBC Investor Money Market Fund                           Money Market Fund
      HSBC Investor U.S. Government Money Market Fund           U.S. Government Money Market Fund
      HSBC Investor N.Y. Tax-Free Money Market Fund             N.Y. Tax-Free Money Market Fund

     The Funds are separate series of the Trust and are part of the HSBC Investor Family of Funds. Financial statements for all other series of HSBC Investor Family of Funds are published separately.

     The Funds are authorized to issue five classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares and Class Y (Adviser) Shares. For the six months ended April 30, 2001 no Class C shares were outstanding for the U.S. Government Money Market Fund. Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing and/or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class C Shares for the Money Market Fund operated from March 23, 2001 to April 24, 2001.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

     Investments of the Funds are valued at amortized cost, which approximates market value, except for investments in other money market funds, which are priced at net asset value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold ('trade date'). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

   EXPENSE ALLOCATION:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

   DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly from each Fund. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

     The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to paid-in capital; temporary differences do not require reclassification.

   REPURCHASE AGREEMENTS:

     The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                   Continued

HSBC INVESTOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

   FEDERAL INCOME TAXES:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3. RELATED PARTY TRANSACTIONS:

   INVESTMENT MANAGEMENT:

     HSBC Asset Management (Americas) Inc. ('HSBC' or the 'Investment Adviser'), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the Funds. For its services, HSBC receives a fee, accrued daily and paid monthly, based on average daily net assets, at an annual percentage rate of:

      FUND                                                          FEE RATE
      ----                                                          --------
      Money Market Fund...........................................    0.20%
      U.S. Government Money Market Fund...........................    0.20%
      New York Tax-Free Money Market Fund.........................    0.15%

   ADMINISTRATION:

     BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

      BASED ON AVERAGE DAILY NET ASSETS                             FEE RATE
      ---------------------------------                             --------
      Up to $1 billion............................................    0.10%
      In excess of $1 billion but not exceeding $2 billion........    0.08%
      In excess of $2 billion.....................................    0.07%

     The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each of the HSBC Investor Family of Funds based upon its pro rata share of net assets.

   DISTRIBUTION PLAN:

     BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of The BISYS Group, Inc., serves the Trust as the Distributor (the 'Distributor'). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Distributor at a rate not to exceed 0.25%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares of the Fund, respectively, for amounts representing actual expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares.

     For the six months ended April 30, 2001, no distribution fees were charged except U.S. Government Money Market Fund and N.Y. Tax-Free Money Market Fund, Class B Shares.

   SHAREHOLDER SERVICING:

     The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 0.85%, 1.00%, 1.00% and 0.50% per annum of each Fund's average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares, respectively.

   FUND ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN:

     BISYS Ohio provides fund accounting and transfer agency services for all classes of each Fund. In addition, HSBC serves as custodian for the Funds. For services to the Funds, BISYS Ohio and HSBC receive an annual per fund fee accrued daily and paid monthly.

                                   Continued

HSBC INVESTOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS:

     The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. All capital share transactions have been processed at a net asset value of $1.00 per share. Transactions in shares of beneficial interest by class were as follows:

                                                                       U.S. GOVERNMENT                   N.Y. TAX-FREE
                                     MONEY MARKET FUND                MONEY MARKET FUND                MONEY MARKET FUND
                              -------------------------------  -------------------------------  -------------------------------
                                  FOR THE                         FOR THE                           FOR THE
                                SIX MONTHS         FOR THE      SIX MONTHS         FOR THE        SIX MONTHS         FOR THE
                                   ENDED            YEAR           ENDED            YEAR             ENDED            YEAR
                                 APRIL 30,          ENDED        APRIL 30,          ENDED          APRIL 30,          ENDED
                                   2001          OCTOBER 31,       2001          OCTOBER 31,         2001          OCTOBER 31,
                                (UNAUDITED)         2000        (UNAUDITED)         2000          (UNAUDITED)         2000
                                -----------         ----        -----------         ----         -----------         ----
CLASS A (INVESTOR) SHARES:
 Issued.....................      255,139,129     808,040,652    432,613,535     1,240,671,287      182,334,968     254,682,274
 Reinvested.................       12,866,823      21,810,476     28,277,436        50,763,394        2,228,863       4,148,844
 Redeemed...................     (293,354,825)   (594,222,197)  (531,254,863)   (1,200,024,413)    (186,653,945)   (237,573,063)
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
Change in Class A (Investor)
 Shares.....................      (25,348,873)    235,628,931    (70,363,892)       91,410,268       (2,090,114)     21,258,055
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
CLASS B SHARES (a):
 Issued.....................           18,440              --         22,158                --               --              --
 Reinvested.................               --              --            569               633               --              --
 Redeemed...................               --              --             --                --               --              --
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
Change in Class B Shares....           18,440              --         22,727               633               --              --
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
CLASS C SHARES (b):
 Issued.....................           19,160              --             --                --            1,367              --
 Reinvested.................               --              --             --                --                1              --
 Redeemed...................          (19,160)             --             --                --               --              --
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
Change in Class C Shares....               --              --             --                --            1,368              --
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
CLASS D (PRIVATE INVESTOR)
 SHARES:
 Issued.....................      592,620,652     694,829,084    892,514,944     1,663,031,449      124,524,256     238,182,645
 Reinvested.................       13,533,201       6,408,126     14,036,533        18,591,821        1,369,209       1,201,875
 Redeemed...................     (389,625,772)   (349,380,362)  (855,157,738)   (1,580,272,368)    (111,523,999)   (178,535,243)
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
Change in Class D (Private
 Investor) Shares...........      216,528,081     351,856,848     51,393,739       101,350,902       14,369,466      60,849,277
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
CLASS Y (ADVISER) SHARES:
 Issued.....................    1,290,303,985   1,059,117,465    342,489,247       568,179,795      114,462,754     144,787,394
 Reinvested.................        7,701,161       5,265,153        874,887         2,101,150           92,736         192,456
 Redeemed...................   (1,065,646,118)   (910,961,064)  (350,445,316)     (459,873,906)     (94,925,255)   (114,660,262)
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
Change in Class Y (Adviser)
 Shares.....................      232,359,028     153,421,554     (7,081,182)      110,407,039       19,630,235      30,319,588
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
Change in shares from share
 transactions...............      423,556,676     740,907,333    (26,028,608)      303,168,842       31,910,955     112,426,920
                              ---------------   -------------  -------------   ---------------  ---------------   -------------
                              ---------------   -------------  -------------   ---------------  ---------------   -------------

---------

(a) The Money Market Fund Class B Shares commenced operations on April 4, 2001.
(b) The Money Market Fund Class C Shares operated from March 23, 2001 to April 24, 2001. The New York Tax-Free Bond Fund Class C Shares commenced operations on March 19, 2001.

5. CONCENTRATION OF CREDIT RISK:

     The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

HSBC INVESTOR FUNDS:

INVESTMENT ADVISER
HSBC Asset Management (Americas) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS
For HSBC Bank USA and
HSBC Brokerage (USA) Inc. Clients:
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders:
HSBC Investor Funds
P.O. Box 182845
Columbus, OH 43218-2845
1-800-782-8183

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Suite 1600
Columbus, OH 43215

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

The HSBC Investor Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Funds, which you should read carefully before you invest or send money.


                                                                            6/01